Derivative financial instruments - Disclosure of expected notional values of current hedging instruments in future years (Details) - Derivatives designated as fair value hedges - £ / shares
£ / shares in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	138,015	126,060
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	123,016	109,761
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	14,999	16,299
2023 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	123,016
2023 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	14,999
2024 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	107,339
2024 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	14,671
2025 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	94,291
2025 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	14,433
2026 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	75,792
2026 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	12,140
2027 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	61,853
2027 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9,520
2028 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	52,346
2028 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,627
2029 and later | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	47,646
2029 and later | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,115